Accounts Receivable, Net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	¥ 836,435		¥ 928,884
Less: allowance for credit losses	(640,394)		(614,246)
Accounts receivable, net	196,041	$ 26,858	314,638
Real estate developers
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross	836,435		927,973
Individual customers
Schedule of Accounts Receivable [Line Items]
Accounts receivable, gross			¥ 911